CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Trade receivables, allowance for doubtful accounts	$ 8.7	$ 11.5
Current notes receivable and other receivables, allowance for doubtful accounts	0.8	0.8
Maintenance and operating supplies, allowance for obsolete supplies	5.1	5.0
Properties, accumulated depreciation	1,390.1	1,343.2
Other intangibles, accumulated amortization	341.8	359.6
Notes receivable, allowance for doubtful accounts	1.9	1.6
Due to Affiliate, Current	$ 10.6	$ 21.4
Equity [Abstract]
Preferred stock, non-voting, par value	$ 0.01	$ 0.01
Preferred stock, non-voting, authorized shares	25.0	25.0
Preferred stock, non-voting, issued shares	0.0	0.0
Treasury shares	9.5	7.5
Class A common stock, voting
Equity [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	500.0	500.0
Common stock, issued shares	2.6	2.6
Common stock, outstanding shares	2.6	2.6
Class B common stock, non-voting
Equity [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	500.0	500.0
Common stock, issued shares	172.5	169.9
Class A exchangeable shares
Equity [Abstract]
Exchangeable shares, par value	$ 0	$ 0
Exchangeable shares, issued shares	2.9	2.9
Exchangeable shares, outstanding shares	2.9	2.9
Class B Exchangeable Shares [Member]
Equity [Abstract]
Exchangeable shares, par value	$ 0	$ 0
Exchangeable shares, issued shares	16.0	17.6
Exchangeable shares, outstanding shares	16.0	17.6